ACQUISITIONS AND STRATEGIC TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ACQUISITIONS AND STRATEGIC TRANSACTIONS	ACQUISITIONS AND STRATEGIC TRANSACTIONS
Acquisition of Novaestiq Corp.
On July 22, 2025, the Company acquired 100% of the equity interests of Novaestiq Corp. (“Novaestiq”), which holds exclusive U.S. distribution rights for certain Saypha® dermal filler products under an amended Market Development Agreement with Croma-Pharma GmbH (“Croma”). The FDA approved the first Saypha® product in September 2025, and commercial launch took place in Q1 2026.
Novaestiq did not meet the definition of a business under ASC 805 because substantially all of the fair value of the acquired set was concentrated in a single identifiable intangible asset representing U.S. distribution rights. Accordingly, the transaction was accounted for as an asset acquisition.
Novaestiq was determined to be a variable interest entity (“VIE”), and identifiable assets and liabilities were recorded at fair value on the acquisition date. No goodwill was recognized.
Consideration
Total consideration included cash payments, settlement of certain pre-existing obligations, contingent equity awards tied to regulatory approval and future sales milestones, and contingent cash reimbursement obligations related to development costs.
Contingent equity consideration includes up to 9,819,000 Class A ordinary shares issuable upon the achievement of specified regulatory and commercial milestones. FDA approval of one of the Saypha® products resulted in the issuance of 3,273,000 shares in September 2025. Two additional share issuances of up to 3,273,000 shares each may be issued upon achievement of cumulative net revenue thresholds of $100 million and $200 million, respectively, through June 2031. In addition, the sellers are entitled to ongoing royalties based on future net sales of Saypha® products.
Liability-classified contingent consideration is remeasured at fair value each reporting period (see “Note 10. Fair Value Measurements”), while equity-classified consideration is not subsequently remeasured.
Purchase Price Allocation
The following is a summary of the purchase price calculation:

(In thousands)
Cash	$2,605
Contingent consideration (Equity classified)	7,556
Contingent cash consideration (Liability classified)	16,025
Contingent share consideration (Liability classified)	5,856
Total consideration	$32,042
The allocation of the purchase price was as follows:

(In thousands)
Working capital	$(344)
Deferred tax liability	(6,482)
Intangible asset - distribution agreement	32,635
Net assets acquired	$25,809
Loss on acquisition	6,233
Total purchase price	$32,042
The fair value of the acquired distribution agreement was estimated using an income approach, specifically the excess earnings method, based on the expected future cash flows associated with the agreement. The valuation considered projected product sales, expected operating margins, required returns on supporting assets and workforce, and a discount rate reflecting the risks associated with achieving those projections. The acquired distribution rights are recognized as a finite-lived intangible asset and are amortized over its estimated useful life.
A loss of approximately $6.2 million was recognized upon acquisition representing the difference between the fair value of consideration transferred and the fair value of net assets acquired.
Subsequent Milestone Achievement
On September 10, 2025, upon FDA approval of Obagi® Saypha® MagIQ™, 3,273,000 Class A ordinary shares were issued to NVQ Investors Holding, LLC, a Delaware limited liability company (“NVQ Holding”) and Croma, in accordance with the regulatory milestone provisions.
In addition, the Company is subject to a separate 5% sales-based royalty obligation payable only after cumulative product sales exceed $120.0 million, which will be recognized as expense in the period the related sales occur. This royalty arrangement was not included in the consideration transferred in the asset acquisition and will be accounted for as a period expense when incurred.
Trademark Transfer Agreement
On November 13, 2025, Obagi entered into transaction with Rohto Pharmaceutical Co., Ltd. (“Rohto”), a global health and beauty company, with respect to the Obagi brand in Japan by entering into a trademark transfer agreement (the “Trademark Transfer Agreement”) and coexistence agreement (the “Trademark Coexistence Agreement”) dated the same date. Under the terms of the Trademark Transfer Agreement, the Company sold, assigned, and irrevocably transferred to Rohto the sole and exclusive ownership of certain specified trademarks related to the “Obagi” brand registered with the Japan Patent Office and World Intellectual Property Organization for Japan (the “Obagi Japan Trademarks”), along with the perpetual license and distribution rights related to such Obagi Japan Trademarks in Japan (collectively, the “Acquired Rights”). This transfer was executed for an aggregate purchase price of $82.5 million. Concurrently with this transfer, the parties mutually terminated certain prior licensing and supply agreements. A gain of $5.7 million was recorded in connection with the transaction and is recorded as gain on sale of trademark in the consolidated statements of operations and comprehensive loss. See “Note 6. Intangible Assets—Net” for the related impact the transaction had on the Company’s intangible assets.
In conjunction with the transfer of the Acquired Rights, the parties entered into a Trademark Coexistence Agreement. This agreement establishes a clear geographic delineation of the markets to ensure that the use and registration of the Obagi Japan Trademarks by Rohto within Japan and by Obagi Cosmeceuticals and its affiliates outside of Japan do not result in consumer confusion. Rohto’s rights are exclusively focused on the Japanese market, while the Company and its affiliates retain all ownership rights to the Obagi brand in all other territories globally.